Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 161,874	$ 168,461
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	145,376	150,169
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 16,498	$ 18,292